Item 1. Report to Shareholders

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/04    10/31/03   10/31/02   10/31/01   10/31/00   10/31/99

NET ASSET VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities

  Net investment
  income (loss)   0.003      0.009      0.017      0.047      0.059      0.048

Distributions

  Net investment
  income         (0.003)    (0.009)    (0.017)    (0.047)    (0.059)    (0.048)

NET ASSET VALUE

End of
period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               -----------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^      0.33%      0.87%      1.76%      4.78%      6.02%      4.87%

Ratio of
total expenses
to average
net assets         0.45%!     0.45%      0.45%      0.45%      0.45%      0.45%

Ratio of
net investment
income (loss)
to average
net assets         0.67%!     0.87%      1.74%      4.65%      5.85%      4.78%

Net assets,
end of
period (in
millions)       $  2,835   $  2,907   $  3,164   $  2,879   $  2,544   $  2,441

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Portfolio of Investments ss.                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

BANK NOTES   0.9%

Bank of America, 1.03%, 5/21/04                     25,000               25,000

Total Bank Notes (Cost  $25,000)                                         25,000

CERTIFICATES OF DEPOSIT - DOMESTIC *   5.9%

American Express Centurion Bank,
1.03%, 5/12/04                                      20,000               20,000

Branch Banking & Trust, 1.03%, 5/10/04              20,000               20,000

Fifth Third Bank, 1.075%, 9/20/04                   25,000               25,002

Mercantile Safe Deposit & Trust,
1.04%, 6/21/04                                      14,000               14,000

Wells Fargo Bank, 1.03%, 5/13 - 5/24/04             63,000               63,000

Wilmington Trust, 1.10%, 9/22/04                    10,000               10,000

World Savings Bank, 1.04%, 5/3/04                   15,000               15,000

Total Certificates of Deposit - Domestic *
(Cost  $167,002)                                                        167,002

CERTIFICATES OF DEPOSIT - EURODOLLAR ^   4.6%

Barclays Bank, 1.10%, 8/4/04                        25,000               25,000

BNP Paribas, 1.12%, 12/29/04                        20,000               20,000

Deutsche Bank, 1.12%, 12/14/04                      30,000               29,981

ING Bank, 1.03%, 5/26/04                            25,000               25,000

Lloyds Bank, 1.28%, 2/28/05                         20,000               20,002

Royal Bank of Scotland, 1.045%, 6/16/04             10,000               10,000

Total Certificates of Deposit - Eurodollar ^
(Cost  $129,983)                                                        129,983

CERTIFICATES OF DEPOSIT - YANKEE ++   14.4%

Abbey National Treasury Services

    1.09%, 8/5/04                                   40,000               40,000

    1.42%, 10/21/04                                 25,000               24,999

Canadian Imperial Bank of Commerce,
1.30%, 2/18/05                                      11,340               11,351

Lloyds Bank, 1.10%, 7/30/04                         50,000               50,000

Natexis Banques Populaires, 1.045%, 5/4/04          50,000               50,000

Rabobank Nederland

    1.105%, 6/29/04                                 77,000               77,000

    1.028%, 6/9/04                                  25,000               25,000

San Paolo IMI, 1.16%, 6/1/04                        60,000               60,000

Svenska Handelsbanken, 1.10%, 8/23/04               25,000               25,000


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Toronto-Dominion Bank

    1.33%, 8/23/04                                   5,000                5,000

    1.38%, 8/27/04                                  25,000               25,013

UBS, 1.065%, 7/6/04                                 15,000               15,000

Total Certificates of Deposit - Yankee ++
(Cost  $408,363)                                                        408,363

COMMERCIAL PAPER   19.7%

ANZ

    1.03%, 6/3 - 6/9/04                              2,514                2,511

    1.043%, 7/6/04                                  25,000               24,952

    1.062%, 7/6 - 7/7/04                             9,900                9,881

BMW U.S. Capital, 1.07%, 7/12/04                    10,000                9,979

CBA Finance, 1.038%, 5/10/04                         8,000                7,998

Ciesco

    1.022%, 5/10/04                                 15,100               15,096

    1.031%, 5/7/04                                  40,000               39,993

    1.032%, 5/17/04                                 20,000               19,991

Citigroup Global Markets

    1.031%, 5/12/04                                 20,000               19,994

    1.04%, 5/10/04                                   1,275                1,274

    1.054%, 8/3/04                                  13,400               13,363

    1.055%, 7/1/04                                  14,725               14,699

Dexia Delaware

    1.053%, 7/7/04                                  11,000               10,979

    1.058%, 7/13/04                                  5,000                4,989

FCAR Owner Trust, 1.033%, 7/6/04                     5,000                4,991

General Electric Capital

    1.032%, 6/7 - 6/15/04                            3,530                3,526

    1.043%, 5/18/04                                  5,300                5,298

K2 (USA)

    1.041%, 5/14/04                                 12,100               12,096

    1.156%, 5/10 - 9/28/04                           7,325                7,300

Marsh & Mclennan

    1.05%, 6/28/04                                  14,800               14,775

    1.058%, 7/7/04                                   5,084                5,074

National Australia Funding, 1.031%,
5/3 - 5/5/04                                        23,600               23,598

National Rural Utilities Coop. Fin.,
1.041%, 5/7/04                                      10,471               10,469


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Nationwide Building Society

    1.066%, 9/9/04                                  25,000               24,904

    1.084%, 8/9/04                                   5,000                4,985

New Center Asset Trust

    1.03%, 5/17/04                                  24,000               23,989

    1.04%, 6/16/04                                  20,000               19,973

    1.05%, 6/7/04                                   10,000                9,989

    1.052%, 6/7/04                                   5,000                4,995

New York State Power Auth., 1.042%, 5/5/04          15,000               14,998

Nordea

    1.032%, 5/26/04                                 15,000               14,989

    1.08%, 7/16/04                                  20,000               19,954

Paccar Financial, 1.063%, 7/9/04                     2,495                2,490

UBS Finance, 1.05%, 7/1/04                          11,000               10,980

Westpac Capital

    1.053%, 7/19/04                                  3,500                3,492

    1.055%, 8/18/04                                 10,000                9,968

    1.157%, 5/6/04                                  50,000               49,992

Westpac Trust Securities

    1.059%, 7/27/04                                  2,025                2,020

    1.13%, 5/19/04                                   8,000                7,995

Yale University

    1.032%, 5/5/04                                  25,000               24,997

    1.05%, 5/10/04                                  25,000               24,994

Total Commercial Paper (Cost  $558,530)                                 558,530

COMMERCIAL PAPER - 4(2)   24.9%

Alpine Securitization

    1.03%, 5/7 - 5/19/04                            46,952               46,938

    1.032%, 5/20/04                                 10,000                9,995

    1.043%, 5/4/04                                  12,000               11,999

Atlantic Asset Securitization,
1.05%, 5/4/04                                        7,299                7,298

BASF, 1.04%, 6/30/04                                20,000               19,965

CDC Commercial Paper

    1.045%, 7/7/04                                  20,000               19,961

    1.064%, 8/17/04                                 40,000               39,873

Ciesco, 1.031%, 5/3/04                               5,000                5,000


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Citibank Credit Card Issuance Trust,
1.042%, 6/9/04                                      26,750               26,720

CRC Funding

    1.031%, 5/13/04                                 11,061               11,057

    1.06%, 7/7/04                                   10,000                9,980

Delaware Funding Company, 1.042%, 6/8/04            10,000                9,989

Depfa Bank

    1.032%, 5/26/04                                  7,100                7,095

    1.048%, 7/12/04                                 42,000               41,912

Falcon Asset Securitization

    1.03%, 5/21/04                                  10,000                9,994

    1.031%, 5/19/04                                  1,489                1,488

    1.033%, 6/15/04                                 20,000               19,974

    1.036%, 5/10/04                                 10,423               10,421

Ford Credit Floorplan Master Owner Trust,
1.042%, 5/19/04                                     24,500               24,487

Grampian Funding

    1.04%, 5/26/04                                   7,000                6,995

    1.16%, 6/2 - 6/9/04                             45,000               44,949

    1.187%, 5/11/04                                 43,000               42,986

MBNA Master Credit Card Trust II

    1.042%, 5/25/04                                  8,498                8,492

    1.043%, 6/16/04                                 10,000                9,987

    1.053%, 5/25/04                                 25,000               24,982

    1.063%, 5/5/04                                  10,000                9,999

Nationwide Life Insurance, 1.031%, 5/26/04           3,000                2,998

New York Life Capital, 1.021%, 5/4/04               12,912               12,911

Old Line Funding

    1.027%, 5/7/04                                  19,227               19,224

    1.03%, 5/7/04                                   12,000               11,998

    1.031%, 5/17/04                                  3,958                3,956

    1.052%, 6/11/04                                 20,032               20,008

Park Avenue Receivables

    1.03%, 5/6 - 5/21/04                            25,000               24,992

    1.031%, 5/14/04                                  4,005                4,004

    1.042%, 5/4 - 5/5/04                            25,000               24,997

Southern Company, 1.031%, 5/10/04                   20,000               19,995


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Stadshypotek

    1.04%, 6/8/04                                    2,950                2,947

    1.157%, 5/6/04                                  20,000               19,997

Tulip Funding, 1.06%, 6/30/04                       10,346               10,328

Yorktown Capital

    1.033%, 6/17/04                                 16,600               16,578

    1.041%, 5/19/04                                  9,040                9,035

    1.053%, 5/4/04                                  20,000               19,998

Total Commercial Paper - 4(2) (Cost  $706,502)                          706,502

FUNDING AGREEMENTS   3.7%

Allstate Life Insurance, VR

    1.24%, 5/3/04, !!                               10,000               10,000

    1.32%, 5/3/05, !!                               15,000               15,000

GE Life & Annuity Assurance, VR,
1.21%, 1/12/05                                      25,000               25,000

New York Life Insurance, VR, 1.19%, 5/3/04          35,000               35,000

Security Life of Denver, 1.15%, 5/24/04             15,000               15,000

Transamerica Occidential Life Insurance, VR,
1.24%, 6/1/05                                        5,000                5,000

Total Funding Agreements (Cost  $105,000)                               105,000

MEDIUM-TERM NOTES   5.6%

First Union, 7.10%, 8/15/04                         20,000               20,330

General Electric Capital, VR,
1.18%, 5/9 - 5/17/05                                20,000               20,000

Goldman Sachs, VR, 144A, 1.16%, 5/3/05              15,000               15,000

Home Depot, 6.50%, 9/15/04                          36,285               37,009

National Bank of Canada, 8.125%, 8/15/04            15,000               15,304

Wal-Mart Stores, 5.199%, 6/1/04                     50,000               50,179

Total Medium-Term Notes (Cost  $157,822)                                157,822

MUNICIPAL SECURITIES   15.0%

Bay Area Toll Authority, VRDN (Currently 1.06%)
(AMBAC Insured)                                     27,600               27,599

California, GO, VRDN (Currently 1.07%)              10,500               10,500

California Statewide Community Dev. Auth.,
Children's Hosp. VRDN (Currently 1.05%)
(AMBAC Insured)                                     32,700               32,699

Chicago Metropolitan Water Reclamation Dist.
VRDN (Currently 1.08%)                               8,000                8,000


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District of Columbia, Smithsonian Institution
VRDN (Currently 1.07%)                              13,000               13,000

Franklin County Hosp., Trinity Health Corp.
VRDN (Currently 1.08%)                              10,250               10,250

Gulf Coast Waste Disposal Auth., BP, VRDN
(Currently 1.13%) #                                 17,950               17,950

Harris County Health Fac. Dev. Corp.,
Texas Childrens Hosp. VRDN
(Currently 1.11%)                                   16,160               16,160

Illinois HFA

  Little Co. of Mary Hosp.
  VRDN (Currently 1.08%) (MBIA Insured)              8,595                8,595

  Resurrection Health Care
  VRDN (Currently 1.08%) (FSA Insured)               8,050                8,050

Loudoun County IDA, Howard Hughes Medical
Institute VRDN (Currently 1.07%)                    16,485               16,485

Massachusetts, GO, VRDN (Currently 1.10%)            6,000                6,000

Massachusetts Water Resources Auth.
VRDN (Currently 1.04%) (FGIC Insured)               20,820               20,820

Metropolitan Water Dist. of Southern California
VRDN (Currently 1.05%)                              21,300               21,299

New Hampshire HEFA, Dartmouth College
VRDN (Currently 1.04%)                              20,970               20,970

New York City, GO

    VRDN (Currently 1.07%)                          31,700               31,700

    VRDN (Currently 1.09%)                          19,900               19,900

New York City Housing Dev. Corp., Multi Family
VRDN (Currently 1.08%) (FNMA Insured) #             10,000               10,000

New York City Transitional Fin. Auth.,
VRDN (Currently 1.08%)                              36,300               36,300

New York State Housing Fin. Agency, Multi Family
VRDN (Currently 1.11%) (FNMA Insured) #              6,000                6,000

New York State Local Govt. Assistance
VRDN (Currently 1.06%) (FSA Insured)                15,000               15,000

Panhandle Plains Higher Ed. Auth.
VRDN (Currently 1.12%) (MBIA Insured) #              3,300                3,300

Texas, Veterans Housing,
VRDN (Currently 1.07%)                              21,430               21,430

Texas Dept. of Housing & Community Affairs,
Single Family VRDN (Currently 1.12%) #               8,000                8,000

Univ. of Michigan, VRDN (Currently 1.07%)           21,500               21,500

Washington Public Power Supply System,
VRDN (Currently 1.08%)                               5,000                5,000

Whiting, BP, VRDN (Currently 1.13%) #                8,050                8,050

Total Municipal Securities (Cost  $424,557)                             424,557

U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 5.6%

Federal Home Loan Bank

    1.00%, 7/20/04                                  25,000               25,000

    1.26%, 4/8/05                                   25,000               25,000

    1.35%, 4/29/05                                  25,000               25,000

    1.55%, 5/4/05                                   20,000               20,000

Federal National Mortgage Assoc.

    1.13%, 5/5/04                                   15,000               14,998

    1.219%, 2/14/05                                 50,000               50,000

Total U.S. Government Agency Obligations +/-
(Cost  $159,998)                                                        159,998

Total Investments in Securities

100.3% of Net Assets (Cost $2,842,757)                               $2,842,757
                                                                     ----------

ss.   Denominated in U.S. dollar unless otherwise noted

#     Interest subject to alternative minimum tax

*     Domestic certificates of deposit are issued by domestic branches of U.S.
      banks

+/- The issuer is a publicly-traded company that operates under a congressional charter; its are neither issued nor guaranteed by the U.S. government.

^ Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks

++ Yankee certificates of deposit are issued by U.S. branches of foreign banks

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total value of such securities at period-end amounts to $25,000 and represents 0.9% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total value of such securities at period-end amounts to $15,000 and represents 0.5% of net assets

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors"-total value of such securities at period-end amounts to $706,502 and represents 24.9% of net assets

AMBAC AMBAC Assurance Corp.

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

GO    General Obligation

HEFA  Health & Educational Facility Authority

HFA   Health Facility Authority

IDA   Industrial Development Authority/Agency

VR    Variable Rate

VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Total investments in securities, at value
(cost $2,842,757)                                          $          2,842,757

Other assets                                                             26,813

Total assets                                                          2,869,570

Liabilities

Total liabilities                                                        34,532

NET ASSETS                                                 $          2,835,038
                                                           --------------------


Net Assets Consist of:

Undistributed net realized gain (loss)                     $                104

Paid-in-capital applicable to 2,834,891,237 shares of
$0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                    2,834,934

NET ASSETS                                                 $          2,835,038
                                                           --------------------


NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        4/30/04

Investment Income (Loss)

Interest income                                            $             15,953

Investment management and administrative expense                          6,413

Net investment income (loss)                                              9,540

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                        9

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              9,549
                                                           --------------------



The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/04             10/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         9,540      $        27,049

  Net realized gain (loss)                               9                   34

  Increase (decrease) in net assets from
  operations                                         9,549               27,083

Distributions to shareholders

  Net investment income                             (9,540)             (27,050)

Capital share transactions *

  Shares sold                                    1,619,745            2,885,967

  Distributions reinvested                           9,347               26,554

  Shares redeemed                               (1,701,287)          (3,169,502)

  Increase (decrease) in net assets from
  capital share transactions                       (72,195)            (256,981)

Net Assets

Increase (decrease) during period                  (72,186)            (256,948)

Beginning of period                              2,907,224            3,164,172

End of period                              $     2,835,038      $     2,907,224
                                           ---------------      ---------------

(Including undistributed net investment income of $0 at 4/30/04 and $0 at 10/31/03.)

*Share information

  Shares sold                                    1,619,745            2,885,967

  Distributions reinvested                           9,347               26,554

  Shares redeemed                               (1,701,287)          (3,169,502)

  Increase (decrease) in shares outstanding        (72,195)            (256,981)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

At April 30, 2004, the cost of investments for federal income tax purposes was $2,842,757,000.

Note 3 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.45% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2004, $1,149,000 was payable under the agreement.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund's all-inclusive fee agreement. At April 30, 2004, approximately 0.1% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Spectrum Funds' expenses allocated to the fund are borne by Price Associates, pursuant to its all-inclusive fee agreement. At April 30, 2004 and during the six months then ended, no shares of the fund were held by the Spectrum Funds.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Summitt Cash Reserves Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004